Finance Income And Finance Costs - Summary Of Detailed Information About Finance Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Details Of Finance Income [Abstract]
Changes in the fair value of derivatives (see Note 28)	$ 0	$ 1,637	$ 51,549
Interest income from cash and cash equivalents	4,547	556	18
Other interest income	276	356	1
Finance income	$ 4,823	$ 2,549	$ 51,568